Intangible Assets Other Than Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Intangible Assets Other Than Goodwill [Abstract]
Schedule of Intangible Assets
Favorable lease terms	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2012	$67,417	$(16,184)	$51,233
Additions	—	(7,014)	(7,014)
Accelerated amortization*	(10,347)	6,299	(4,048)
Balance at December 31, 2013	$57,070	$(16,899)	$40,171
Additions	—	(4,742)	(4,742)
Disposals***	(44,877)	12,748	(32,129)
Write-off**	(1,695)	1,695	—
Balance at December 31, 2014	$10,498	$(7,198)	$3,300
Unfavorable lease terms	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2012	$(5,819)	$1,574	$(4,245)
Additions	—	684	684
Balance at December 31, 2013	$(5,819)	$2,258	$(3,561)
Additions	—	683	683
Balance at December 31, 2014	$(5,819)	$2,941	$(2,878)

(*)
Following charterer's default in July 2013, of which the Company became aware in June 2013, relating to two product tanker vessels, an amount of $4,048 has been accounted for as accelerated amortization in the consolidated statements of comprehensive income/ (loss) under the caption of “Depreciation and Amortization”, due to the revision of the remaining useful economic life of the related favorable lease.

(**)
On May 6, 2014, Navios Acquisition sold the Shinyo Splendor to an unaffiliated third party purchaser for an aggregate price of $20,020. An amount of $1,695 has been written off due to the expiration of the time charter of the related favorable lease of the vessel.

(***)
On November 18, 2014, Navios Acquisition sold all of the outstanding shares of capital stock of the four of Navios Acquisition's vessel-owning subsidiaries (Shinyo Ocean Limited, Shinyo Kannika Limited, Shinyo Kieran Limited and Shinyo Saowalak Limited) to Navios Midstream (see Note 1). The carrying amount of the favorable leases was $32,129.

Amortization (Expense) / Income of Intangible Assets
	December 31, 2014	December 31, 2013	December 31, 2012

Unfavorable lease terms	$683	$684	$683
Favorable lease terms charter-out(*)	(4,742)	(11,062)	(8,646)
Total	$(4,059)	$(10,378)	$(7,963)

(*)
Following charterer's default in July 2013, of which the Company became aware in June 2013, relating to two product tanker vessels, an amount of $4,048 has been accounted for as accelerated amortization in the consolidated statements of comprehensive income/ (loss) under the caption of “Depreciation and Amortization”, due to the revision of the remaining useful economic life of the related favorable lease.

Aggregate Amortizations of Acquired Intangible Assets
Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Favorable lease terms	$(1,673)	$(1,627)	$—	$—	$—	$—	$(3,300)
Unfavorable lease terms	683	683	683	684	145	—	2,878

Total	$(990)	$(944)	$683	$684	$145	$—	$(422)